Common Shares (Details)	12 Months Ended
	Apr. 30, 2015 USD ($) Votes Rights yr shares	Apr. 30, 2014 USD ($) shares	Apr. 30, 2013 USD ($) shares
Common shares (Additional Textual) [Abstract]
Number of votes each holder of a common share outstanding is entitled | Votes	1
Number of votes per share | Votes	10
Number of years there has not been a change in beneficial ownership | yr	4
Number of votes per share after change in beneficial ownership | Votes	1
Number of years required to pass after change in beneficial ownership | yr	4
Number of share purchase rights | Rights	1
Minimum percentage of outstanding common shares held by persons or group	10.00%
Number of shares shareholder can purchase at discounted price	1
Number of common shares issued for each right as part of exchange option	1
Value to redeem per right | $	$ 0.001
Shares repurchased during period	0	4,900,000	4,000,000
Purchase amount for shares repurchased | $	$ 0	$ 495,000,000	$ 359,400,000
Shares remaining for repurchase	10,000,000